Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,701,820	$ 164,431	$ 20,773
Restricted cash	5,705,179
Accounts receivable, net	49,342	44,067	74,833
Due from factor, net	228,213	390,186	337,811
Inventory	4,319,004	3,823,940	4,849,600
Prepaid expenses and other current assets	2,997,297	274,643	276,670
Total current assets	20,000,855	4,697,267	5,559,687
Property, equipment and software, net	19,046	24,089	55,509
Goodwill	8,973,501	8,973,501	8,973,501
Intangible assets, net	7,870,419	6,120,039	9,982,217
Deposits	72,331	75,431	75,431
Prepaid marketing expenses	4,258,767
Right of use asset			689,688
Total assets	41,194,919	19,890,327	25,336,033
Current liabilities:
Accounts payable	4,886,664	6,424,661	7,538,902
Accrued expenses and other liabilities	5,515,046	5,257,102	4,758,492
Due to related parties	395,921	411,921
Convertible note payable, net		100,000	100,000
Accrued interest payable	2,663,680	2,328,078	1,996,753
Loan payable, current	2,746,096	2,798,116	2,325,842
Stock payable	5,099,654
Promissory note payable, net	3,500,000	3,500,000	4,884,592
Right of use liability, current portion			1,210,814
Total current liabilities	24,807,061	20,819,878	23,215,407
Loan payable	150,000	150,000	150,000
Deferred tax liability	248,990	248,990	368,034
Total liabilities	25,206,051	21,218,868	23,733,441
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 5,726,930 and 838,584 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	572	83	110
Additional paid-in capital	150,749,052	125,772,412	115,596,929
Accumulated deficit	(134,760,760)	(127,101,038)	(113,994,449)
Total stockholders’ equity (deficit)	15,988,868	(1,328,541)	1,602,592
Total liabilities and stockholders’ equity (deficit)	41,194,919	19,890,327	25,336,033
Undesignated Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value
Series A Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value	1	1	1
Series C Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value	1	1	1
Series D Convertible Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock, value	$ 2
Related Party [Member]
Current liabilities:
Due to related parties		$ 411,921	$ 400,012